Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingent commitments
Contingent commitments	$ 238,273		$ 215,462
Provisions	6,800		6,730	$ 7,202	$ 6,580
Provisions for off-balance sheet risk
Contingent commitments
Provisions	852	$ 1,000	1,032	$ 874	$ 952
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	144,006		136,649
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	94,014		78,381
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent commitments	$ 253		$ 432